Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payment arrangements [Abstract]
Summary of Share-based Compensation Expense Recognized
The following table presents the share-based compensation expense recognized by the Group for the years ended December 31, 2025, 2024 and 2023.

		At December 31,
(€ thousands)		2025	2024	2023
Group’s Chairman and CEO
CEO 2025-2027 PSUs	(a)	766	—	—
CEO 2022-2024 PSUs	(b)	—	(452)	4,266
CEO IPO PSUs	(c)	—	—	840
Management
2025-2027 PSUs	(d)	1,961	—	—
2024-2026 PSUs	(e)	383	557	—
2022-2024 PSUs	(f)	—	3,332	4,062
2025-2028 RSUs	(g)	219	—	—
2023 RSUs	(h)	283	1,458	499
2022-2025 RSUs	(i)	1,408	1,216	1,456
Management IPO PSUs	(j)	—	—	1,300
Non-executive Directors
Non-Executive Directors’ Remuneration in Shares	(k)	813	759	795
Other share-based payments	(l)	(1,416)	1,602	6,562
Total		4,417	8,472	19,780

Schedule of Changes in Number of Outstanding Awards
The following table summarizes the changes in the number of outstanding awards under the Group’s equity incentive arrangements at December 31 of the years presented.

	Group’s Chairman and CEO			Management
				PSUs			RSUs			IPO
	2025-2027 PSUs	2022-2024 PSUs	IPO PSUs	2025-2027 PSUs	2024-2026 PSUs	2022-2024 PSUs	2025-2028 RSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2022	—	2,520,000	600,000	—	—	1,366,050	—	—	585,450	880,000
Granted	—	—	—	—	—	114,800	—	170,000	49,200	—
Forfeited	—	(252,000)	—	—	—	—	—	—	—	—
Vested(1)	—	(588,000)	(600,000)	—	—	—	—	—	—	(880,000)
2023	—	1,680,000	—	—	—	1,480,850	—	170,000	634,650	—
Granted	—	—	—	—	518,350	—	—	17,000	—	—
Forfeited	—	(252,000)	—	—	(21,450)	(95,200)	—	—	(54,600)	—
Vested(1)	—	(588,000)	—	—	—	—	—	(127,000)	—	—
2024	—	840,000	—	—	496,900	1,385,650	—	60,000	580,050	—
Granted	744,416	—	—	1,290,000	—	—	259,845	—	—	—
Forfeited	—	(471,057)	—	(12,188)	(87,967)	(245,104)	—	—	(2,712)	—
Vested(1)	—	(368,943)	—	—	—	(1,140,546)	—	(30,000)	—	—
2025	744,416	—	—	1,277,812	408,933	—	259,845	30,000	577,338	—
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(1)The shares delivered or to be delivered as a result of vesting of the awards have been or are expected to be provided from treasury shares held by the Company.

Schedule of Key Assumptions Used In Valuation
The following table summarizes the fair value for accounting purposes of the share-based payment awards at the respective grant dates and the key valuation assumptions used.

	Group’s Chairman and CEO			Management
				PSUs			RSUs			IPO
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
	2025-2027 PSUs	2022-2024 PSUs	IPO PSUs	2025-2027 PSUs	2024-2026 PSUs	2022-2024 PSUs	2025-2028 RSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
Fair value	€4.08 - €5.69	€7.43 - €9.13	€5.77 - €6.93	€4.87 - €7.09	€3.04 - €6.79	€8.68 - €11.52	€7.98 - €8.42	€10.25 - €12.95	€8.62 - €11.40	€6.18 - €7.35

Grant date share price	€6.03	€7.43 - €9.13	$10.48	€7.47	$7.67	$9.71 - $12.68	€8.35 - €8.55	€10.30 - €12.95	$9.71 - $12.68	$10.48
Expected volatility(1)	44.98%	30.00% - 40.00%	30.00%	45.07%	41.77%	35.00% - 37.50%				30.00%
Dividend yield	1.69%	0.00%	0.00%	1.37%	1.62%	0.90% - 1.24%	1.44% - 1.46%	0.80% - 1.17%	0.90% - 1.24%	0.00%
Risk-free rate	3.51%	0.00%	0.73%	3.68%	4.13%	1.96% - 4.86%	1.18% - 3.60%	4.93% - 5.46%	2.07% - 4.05%	0.73%
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(1)Based on the historical and implied volatility of a group of comparable companies